UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2015

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 92.1%
Education - 4.4%
California School Finance Authority, School Facilities Revenue, KIPP LA Project	5.000%	7/1/35	$1,200,000	$1,274,352	(a)
California State MFA Revenue, Biola University	5.625%	10/1/23	2,000,000	2,185,460
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	2,130,000	2,141,822
University of California Revenue, Limited Project	5.000%	5/15/26	2,500,000	2,952,550

Total Education				8,554,184

Health Care - 14.0%
ABAG, CA, Finance Authority for Nonprofit Corp. Revenue, Sharp Healthcare	6.000%	8/1/24	1,545,000	1,810,045
ABAG, CA, Finance Authority for Nonprofit Corp., Insured Senior Living Revenue:
Odd Fellows Home of California, CMI	5.000%	4/1/21	1,000,000	1,161,590
Odd Fellows Home of California, CMI	5.000%	4/1/23	1,000,000	1,188,290
Odd Fellows Home of California, CMI	5.000%	4/1/24	1,000,000	1,178,390
California Statewide CDA Revenue:
899 Charleston Project	5.000%	11/1/24	1,000,000	1,046,360
John Muir Health	5.000%	7/1/29	5,000,000	5,536,300
Lodi Memorial Hospital, CMI	5.000%	12/1/22	3,000,000	3,272,640
Methodist Hospital Project, FHA	6.250%	8/1/24	4,255,000	5,012,773
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	6,235,000	6,981,890

Total Health Care				27,188,278

Housing - 0.3%
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	650,000	646,828

Industrial Revenue - 7.6%
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	3,000,000	3,363,750
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,000,000	6,176,750
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/24	2,435,000	2,791,070
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,299,020

Total Industrial Revenue				14,630,590

Leasing - 12.3%
Alameda County, CA, Joint Powers Authority Lease Revenue, AGM	5.000%	12/1/23	3,000,000	3,264,930
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/25	1,910,000	2,273,167
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/27	1,250,000	1,460,150
California State Public Works Board, Lease Revenue, Various Capital Project	5.250%	10/1/24	3,000,000	3,572,340
El Dorado, CA, Irrigation District, COP, AGM	5.375%	8/1/24	1,090,000	1,243,603
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/23	1,535,000	1,781,367
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue	5.000%	9/1/21	3,400,000	3,786,342
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Project	5.000%	10/15/31	2,015,000	2,296,375
Capital Improvement Project	5.000%	10/15/32	1,145,000	1,299,621
Capital Improvement Project	5.000%	10/15/34	1,000,000	1,126,830
Capital Improvement Project	5.000%	10/15/35	1,540,000	1,731,129

Total Leasing				23,835,854

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - 2.5%
California State MFA Revenue, Goodwill Industries Sacramento Valley & Northern Nevada Project	5.750%	1/1/22	$800,000	$836,112
Lee Lake, CA, PFA Revenue:
Junior Lien	5.000%	9/1/25	390,000	420,888
Senior Lien	5.000%	9/1/22	1,000,000	1,131,400
Long Beach, CA, Marina Revenue	5.000%	5/15/28	850,000	955,553
Long Beach, CA, Marina Revenue	5.000%	5/15/31	445,000	491,765
Ontario, CA, Redevelopment Financing Authority Revenue, Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/16	1,060,000	1,062,152

Total Other				4,897,870

Power - 19.5%
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/17	1,000,000	1,075,670
Carson Ice Generation Project	5.000%	7/1/19	800,000	906,960
Carson Ice Generation Project	5.250%	7/1/20	1,000,000	1,166,880
Guam Power Authority Revenue, AGM	5.000%	10/1/34	1,100,000	1,258,158
M-S-R Public Power Agency, San Juan Project Revenue, AGM	5.000%	7/1/22	3,000,000	3,311,550
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	5,000,000	5,726,350
Northern, CA, Power Agency Revenue:
Hydroelectric Project Number One	5.000%	7/1/22	2,250,000	2,534,670
Hydroelectric Project Number One	5.000%	7/1/23	5,000,000	5,622,700
Hydroelectric Project Number One	5.000%	7/1/24	2,000,000	2,206,520
Lodi Energy Center	5.000%	6/1/25	4,000,000	4,565,760
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/17	1,405,000	1,511,317
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	7,070,000	8,029,823

Total Power				37,916,358

Pre-Refunded/Escrowed to Maturity - 0.9%
California Health Facilities Financing Authority Revenue, Providence Health & Services System	6.250%	10/1/24	1,500,000	1,744,050	(b)

Special Tax Obligation - 6.7%
Irvine, CA, Improvement Bond Act 1915, Limited Obligation Reassessment District No. 12-1	5.000%	9/2/24	600,000	692,826
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area	5.000%	9/1/26	1,850,000	2,189,401
Rancho Redevelopment Project Area	5.000%	9/1/27	1,700,000	1,998,520
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.000%	9/1/27	500,000	511,620
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	2,500,000	2,781,100
Matching Fund Loan Notes	5.000%	10/1/18	4,500,000	4,894,785

Total Special Tax Obligation				13,068,252

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - 4.8%
California State, GO:
Various Purpose	5.000%	9/1/22	$2,000,000	$2,388,380
Various Purpose	5.000%	9/1/23	3,000,000	3,593,400
Various Purpose	5.000%	9/1/25	1,000,000	1,115,830
Various Purpose	5.000%	9/1/26	2,000,000	2,229,760

Total State General Obligation				9,327,370

Transportation - 8.7%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	0.920%	5/1/23	3,000,000	2,939,130	(c)(d)
San Francisco Bay Area	1.120%	4/1/24	1,000,000	992,680	(c)(d)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/21	2,575,000	2,967,996
Sacramento County, CA, Airport System Revenue	5.000%	7/1/25	1,000,000	1,139,850
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/24	5,665,000	6,485,519
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	2,000,000	2,256,020

Total Transportation				16,781,195

Water & Sewer - 10.4%
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,000,000	3,123,240	(e)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/20	5,000,000	5,708,950	(f)
Stockton, CA, PFA, Wastewater Revenue:
BAM	5.000%	9/1/24	1,000,000	1,189,610
BAM	5.000%	9/1/25	1,250,000	1,467,325
BAM	5.000%	9/1/26	1,375,000	1,593,900
BAM	5.000%	9/1/27	1,000,000	1,148,990
BAM	5.000%	9/1/28	1,500,000	1,710,840
BAM	5.000%	9/1/29	1,000,000	1,128,880
Tulare, CA, Sewer Revenue:
AGM	5.000%	11/15/28	1,200,000	1,403,748
AGM	5.000%	11/15/29	1,500,000	1,741,830

Total Water & Sewer				20,217,313

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $165,307,277)				178,808,142

SHORT-TERM INVESTMENTS - 7.6%
General Obligation - 1.6%
New York City, NY, GO, Subordinated, LOC-Dexia Credit Local	0.200%	3/1/34	100,000	100,000	(g)(h)
Texas State, GO, Veterans Housing Assistance, SPA-JPMorgan Chase	0.020%	6/1/38	2,900,000	2,900,000	(g)(h)(i)

Total General Obligation				3,000,000

Health Care - 2.7%
California Statewide CDA Revenue, Kaiser Permanente	0.010%	4/1/45	2,500,000	2,500,000	(g)(h)
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	200,000	200,000	(g)(h)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	1,900,000	1,900,000	(g)(h)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.020%	11/1/34	600,000	600,000	(g)(h)

Total Health Care				5,200,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - 0.9%
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, LIQ-FNMA	0.030%	2/15/31	$700,000	$700,000	(g)(h)(i)
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.050%	5/1/37	1,100,000	1,100,000	(g)(h)(i)

Total Housing: Multi-Family				1,800,000

Housing: Single Family - 0.3%
Vermont State Housing Finance Agency, Single-Family Revenue, AGM, LIQ-TD Bank N.A.	0.050%	5/1/33	580,000	580,000	(g)(h)(i)

Industrial Revenue - 0.7%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.040%	10/1/25	1,300,000	1,300,000	(g)(h)(i)

Solid Waste/Resource Recovery - 0.4%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.130%	11/1/20	800,000	800,000	(g)(h)(i)

Transportation - 0.3%
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.010%	4/1/38	600,000	600,000	(g)(h)

Water & Sewer - 0.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.130%	6/15/32	800,000	800,000	(g)(h)
Second General Resolution, SPA-Dexia Credit Local	0.200%	6/15/32	600,000	600,000	(g)(h)

Total Water & Sewer				1,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,680,000)				14,680,000

TOTAL INVESTMENTS - 99.7% (Cost - $179,987,277#)				193,488,142
Other Assets in Excess of Liabilities - 0.3%				603,927

TOTAL NET ASSETS - 100.0%				$194,092,069

(a)	Security is purchased on a when-issued basis.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(i)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$178,808,142	—	$178,808,142

Short-term investments†	—	14,680,000	—	14,680,000

Total investments	—	$193,488,142	—	$193,488,142

Other financial instruments:
Futures contracts	$45,003	—	—	$45,003

Total	$45,003	$193,488,142	$—	$193,533,145

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,636,648
Gross unrealized depreciation	(135,783)

Net unrealized appreciation	$13,500,865

At August 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	11	12/15	$1,745,878	$1,700,875	$45,003

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015